As filed with the Securities and Exchange Commission on July 2, 2024
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22396
NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)
Registrant's telephone number, including area code: (212) 476-8800
Date of fiscal year end: October 31
Date of reporting period: April 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Report to Stockholders.

(a)	Following is a copy of the semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman
High Yield Strategies
Fund Inc.

Semi-Annual Report
April 30, 2024

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC. ©2024 Neuberger Berman Investment Advisers LLC. All rights reserved.

President’s Letter
Dear Stockholder,
I am pleased to present this semi-annual report for Neuberger Berman High Yield Strategies Fund Inc. (the Fund) for the six months ended April 30, 2024 (the reporting period). The report includes a portfolio commentary, a listing of the Fund’s investments and its unaudited financial statements for the reporting period.
The Fund seeks high total return (income plus capital appreciation). To pursue that objective, we have assembled a portfolio that consists primarily of high yield debt securities.
Thank you for your confidence in the Fund. We will continue to do our best to retain your trust in the years to come.
Sincerely,

Joseph V. Amato
President and CEO
Neuberger Berman High Yield Strategies Fund Inc.

Neuberger Berman High Yield Strategies Fund Inc.
Portfolio Commentary (Unaudited)

Neuberger Berman High Yield Strategies Fund Inc. (the Fund) generated a 11.81% total return on a net asset value (NAV) basis for the six-month period ended April 30, 2024 (the reporting period), outperforming its benchmark, the ICE BofA U.S. High Yield Constrained Index (the Index), which posted an 8.96% total return for the same period. (Fund performance on a market price basis is provided in the table immediately following this commentary.) The use of leverage (typically a performance enhancer in up markets and a detractor during market retreats) contributed positively to the Fund’s performance during the reporting period.
The high-yield market, as measured by the Index, rallied sharply during the reporting period. Several factors impacted the market, including a resilient U.S. economy, solid earnings and fundamentals for most high-yield issuers, "sticky" inflation, changing investor sentiment regarding future U.S. Federal Reserve Board monetary policy and several geopolitical events. All told, high-yield credit spreads tightened and high-yield bond prices rose and short- and long-term U.S. Treasury yields declined (yields and bond prices generally move in the opposite direction) over the reporting period.
From a sector perspective, relative to the Index, security selection within telecommunications, diversified financial services and packaging and security selection within and an overweight to support-services were the best performers. In contrast, an underweight to and security selection within super retail, an underweight to diversified financial services, and security selection within healthcare, were the worst performers.
In terms of the Fund's credit quality relative to the Index, security selection within and an overweight to B, security selection within BB, security selection within BBB & above and an overweight to CCC and below rated issuers were the best performers. Conversely, security selection within CCC and below and overweights to BBB & above and not rated issuers were the worst performers relative to the Index.
We remain constructive on the U.S. high-yield market. In our view, spreads and yields on the U.S. high-yield market are attractive and compensating investors for the relatively benign default outlook. Despite solid economic growth, higher-than-desired inflation and tight labor markets, most market participants anticipate rate normalization coming at some point later in the year. Our analysts continue to be focused on the specific fundamentals of individual issuers in their coverage, assessing the base and downside cases. Relatively healthy consumer and business balance sheets and positive nominal gross domestic product (GDP) growth should continue to provide support for most issuers’ fundamentals, in our view. While the incoming macroeconomic data, geopolitical concerns and overall credit cycle dynamics can move the high-yield market day-to-day, we remain very focused on industry-specific trends and idiosyncratic risks to individual issuers. Despite the potential for short-term volatility resulting from uncertainty on the trajectory of monetary policy and economic activity, we believe our bottom-up, fundamental credit research that focuses on security selection, avoiding credit deterioration, and putting only our "best ideas" into portfolios, will position us well to take advantage of market volatility.
Sincerely,
Joe Lind and Chris Kocinski
Portfolio Co-Managers
The portfolio composition, industries and holdings of the Fund are subject to change without notice.
The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.
The value of securities owned by the Fund, as well as the market value of shares of the Fund’s common stock, may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; regulatory or legislative developments; price, currency and interest rate fluctuations, including those resulting from changes in central bank policies; and changes in investor sentiment.
The performance of certain rated bonds within the Index, as noted above, represent issues that are rated Baa3/BBB- and above, Ba1/BB+ through Ba3/BB-, B1/B+ through B3/B- and Caa1/CCC+ or lower, based on an average of Moody’s, S&P Global and Fitch ratings, as calculated by ICE BofA.

High Yield Strategies Fund Inc. (Unaudited)

TICKER SYMBOL
High Yield Strategies Fund Inc.	NHS

PORTFOLIO BY MATURITY DISTRIBUTION
(as a % of Total Investments*)
Less than One Year	0.2%
One to less than Five Years	45.7
Five to less than Ten Years	49.2
Ten Years or Greater	4.9
Total	100.0%

*	Does not include Short-Term Investments or the impact of the Fund’s open positions in derivatives, if any.

PERFORMANCE HIGHLIGHTS[1]
	Inception Date	Six Month Period Ended 04/30/2024	Average Annual Total Return Ended 04/30/2024
			1 Year	5 Years	10 Years	Life of Fund
At NAV[2]
High Yield Strategies Fund Inc.	07/28/2003	11.81%	5.33%	1.00%	3.03%	7.33%
At Market Price[3]
High Yield Strategies Fund Inc.	07/28/2003	20.18%	0.18%	2.70%	4.01%	7.14%
Index
ICE BofA U.S. High Yield Constrained Index[4]		8.96%	8.89%	3.52%	4.18%	6.67%
Listed closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, shares of common stock of closed-end funds are sold in the secondary market on a stock exchange.
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, please visit www. nb.com/cef-performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a stockholder would pay on Fund distributions or on the sale of shares of the Fund’s common stock.
The investment return and market price will fluctuate and shares of the Fund’s common stock may trade at prices above or below NAV. Shares of the Fund’s common stock, when sold, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not waived certain expenses during certain of the periods shown. The waived fees are from prior years that are no longer disclosed in the Financial Highlights.

Endnotes (Unaudited)

1	The performance information for periods prior to August 6, 2010 is that of a predecessor fund (Neuberger Berman High Yield Strategies Fund).
2	Returns based on the NAV of the Fund.
3	Returns based on the market price of shares of the Fund’s common stock on the NYSE American.
4
The ICE BofA U.S. High Yield Constrained Index tracks the performance of U.S. dollar-denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. In addition to meeting other criteria, qualifying securities must have a below investment grade rating (based on an average of Moody’s,
S&P and Fitch ratings) and have risk exposure to countries that are members of the FX-G10, Western
Europe or territories of the U.S. and Western Europe. Securities in legal default are excluded from the index. Index constituents are capitalization-weighted, provided the total allocation to an individual issuer does not exceed 2%. Transaction costs are incorporated into the calculation of total return for ICE fixed income indices beginning in July 2022.  Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by
NBIA and include reinvestment of all income dividends and other distributions, if any. The Fund may invest in securities not included in the index and generally does not invest in all securities included in the index.

For more complete information on Neuberger Berman High Yield Strategies Fund Inc., call Neuberger Berman Investment Advisers LLC at (877) 461-1899, or visit our website at www.nb.com.

Legend April 30, 2024 (Unaudited)
Neuberger Berman High Yield Strategies Fund Inc.
Indexes:
LIBOR	= London Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Currency Abbreviations:
USD	= United States Dollar

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)
April 30, 2024

Principal Amount		Value
Mortgage-Backed Securities 0.5%
Commercial Mortgage-Backed 0.5%
$1,050,956	Med Trust, Series 2021-MDLN, Class F, (1 mo. USD Term SOFR + 4.11%), 9.44%, due 11/15/2038 (Cost $1,037,217)	$1,048,329 (a)(b)
Asset-Backed Securities 4.2%
1,000,000	AGL CLO 9 Ltd., Series 2020-9A, Class DR, (3 mo. USD Term SOFR + 3.55%), 8.87%, due 4/20/2037	1,000,531 (a)(b)
500,000	ALM Ltd., Series 2020-1A, Class D, (3 mo. USD Term SOFR + 6.26%), 11.59%, due 10/15/2029	500,653 (a)(b)
1,000,000	Ballyrock CLO 26 Ltd., Series 2024-26A, Class C1, (3 mo. USD Term SOFR + 3.30%), 3.30%, due 7/25/2037	1,000,000 (a)(b)(c)(d)
350,000	Cedar Funding X CLO Ltd., Series 2019-10A, Class ER, (3 mo. USD Term SOFR + 6.76%), 12.09%, due 10/20/2032	338,766 (a)(b)
250,000	Crown City CLO II, Series 2020-2A, Class DR, (3 mo. USD Term SOFR + 7.11%), 12.43%, due 4/20/2035	235,640 (a)(b)
1,000,000	GoldenTree Loan Management U.S. CLO 20 Ltd., Series 2024-20A, Class D, (3 mo. USD Term SOFR + 3.15%), 3.15%, due 7/20/2037	1,000,000 (a)(b)(c)(d)
750,000	Invesco U.S. CLO Ltd., Series 2023-1A, Class ER, (3 mo. USD Term SOFR + 6.90%), 12.19%, due 4/22/2037	753,419 (a)(b)
750,000	Oaktree CLO Ltd., Series 2024-25A, Class E, (3 mo. USD Term SOFR + 6.59%), 11.89%, due 4/20/2037	752,554 (a)(b)
1,000,000	Octagon Investment Partners 39 Ltd., Series 2018-3A, Class D, (3 mo. USD Term SOFR + 3.21%), 8.54%, due 10/20/2030	991,684 (a)(b)
750,000	OHA Credit Funding 18 Ltd., Series 2024-18A, Class E, (3 mo. USD Term SOFR + 6.40%), 11.69%, due 4/20/2037	750,008 (a)(b)(c)
1,000,000	Trinitas CLO XXVIII Ltd., Series 2024-28A, Class D, (3 mo. USD Term SOFR + 4.00%), 4.00%, due 4/25/2037	1,000,528 (a)(b)(d)
250,000	Voya CLO Ltd., Series 2019-2A, Class E, (3 mo. USD Term SOFR + 6.86%), 12.19%, due 7/20/2032	249,976 (a)(b)
Total Asset-Backed Securities (Cost $8,499,905)		8,573,759

Corporate Bonds 127.2%
Advertising 0.8%
Clear Channel Outdoor Holdings, Inc.
465,000	5.13%, due 8/15/2027	431,019 (a)
175,000	7.75%, due 4/15/2028	148,376 (a)
420,000	9.00%, due 9/15/2028	431,787 (a)
480,000	7.88%, due 4/1/2030	470,621 (a)
200,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	191,010 (a)
1,672,813
Aerospace & Defense 3.9%
415,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	417,241 (a)
Boeing Co.
305,000	6.30%, due 5/1/2029	306,212 (a)
355,000	6.39%, due 5/1/2031	356,595 (a)
175,000	6.53%, due 5/1/2034	176,260 (a)
Bombardier, Inc.
374,000	7.88%, due 4/15/2027	371,669 (a)
530,000	6.00%, due 2/15/2028	516,850 (a)
215,000	8.75%, due 11/15/2030	228,736 (a)
245,000	7.25%, due 7/1/2031	245,603 (a)
TransDigm, Inc.
1,070,000	5.50%, due 11/15/2027	1,039,842
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Aerospace & Defense – cont'd
$1,605,000	6.75%, due 8/15/2028	$1,611,820 (a)
710,000	6.38%, due 3/1/2029	704,578 (a)
1,300,000	6.88%, due 12/15/2030	1,308,839 (a)
725,000	6.63%, due 3/1/2032	723,767 (a)
8,008,012
Airlines 2.0%
185,000	American Airlines, Inc., 7.25%, due 2/15/2028	186,047 (a)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
716,667	5.50%, due 4/20/2026	708,353 (a)
1,030,000	5.75%, due 4/20/2029	994,705 (a)
Latam Airlines Group SA
285,000	13.38%, due 10/15/2027	317,087 (a)
360,000	13.38%, due 10/15/2029	413,397 (a)
United Airlines, Inc.
615,000	4.38%, due 4/15/2026	591,559 (a)
310,000	4.63%, due 4/15/2029	285,705 (a)
715,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, due 2/1/2030	553,291 (a)
4,050,144
Apparel 0.0%(e)
30,000	William Carter Co., 5.63%, due 3/15/2027	29,201 (a)
Auto Manufacturers 0.7%
300,000	Ford Motor Co., 6.10%, due 8/19/2032	294,277
Ford Motor Credit Co. LLC
510,000	(Secured Overnight Financing Rate + 2.95%), 8.30%, due 3/6/2026	526,878 (b)
200,000	3.63%, due 6/17/2031	168,903
Jaguar Land Rover Automotive PLC
425,000	5.88%, due 1/15/2028	413,060 (a)
30,000	5.50%, due 7/15/2029	28,228 (a)
1,431,346
Auto Parts & Equipment 2.9%
660,000	Adient Global Holdings Ltd., 8.25%, due 4/15/2031	685,374 (a)
Dana, Inc.
415,000	5.38%, due 11/15/2027	401,017
110,000	5.63%, due 6/15/2028	105,991
965,000	4.50%, due 2/15/2032	818,715
325,000	Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/2029	268,411 (a)
Goodyear Tire & Rubber Co.
30,000	5.00%, due 5/31/2026	29,060
575,000	5.00%, due 7/15/2029	521,508
405,000	5.25%, due 7/15/2031	358,247
755,000	5.63%, due 4/30/2033	664,498
IHO Verwaltungs GmbH
155,000	4.75% Cash/5.50% PIK, due 9/15/2026	149,261 (a)(f)
30,000	6.38% Cash/7.13% PIK, due 5/15/2029	29,491 (a)(f)
ZF North America Capital, Inc.
455,000	4.75%, due 4/29/2025	447,704 (a)
420,000	6.88%, due 4/14/2028	422,809 (a)
30,000	7.13%, due 4/14/2030	30,674 (a)
420,000	6.75%, due 4/23/2030	420,874 (a)
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Auto Parts & Equipment – cont'd
$525,000	6.88%, due 4/23/2032	$530,508 (a)
5,884,142
Banks 0.4%
450,000	Bank of America Corp., 6.13%, due 4/27/2027	444,678 (g)(h)
390,000	Bank of New York Mellon Corp., 3.70%, due 3/20/2026	364,385 (g)(h)
809,063
Building Materials 3.7%
Builders FirstSource, Inc.
270,000	6.38%, due 6/15/2032	267,199 (a)
145,000	6.38%, due 3/1/2034	142,309 (a)
875,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	860,216 (a)
170,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	143,443 (a)
1,305,000	EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.63%, due 12/15/2030	1,293,306 (a)
910,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	863,666 (a)
850,000	Knife River Corp., 7.75%, due 5/1/2031	882,856 (a)
340,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	337,663 (a)
725,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	656,601 (a)
455,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, due 4/15/2030	437,785 (a)
1,010,000	Standard Industries, Inc., 4.38%, due 7/15/2030	894,509 (a)
Summit Materials LLC/Summit Materials Finance Corp.
250,000	5.25%, due 1/15/2029	240,223 (a)
500,000	7.25%, due 1/15/2031	513,667 (a)
7,533,443
Chemicals 5.7%
705,000	Ashland, Inc., 3.38%, due 9/1/2031	584,754 (a)
820,000	Avient Corp., 7.13%, due 8/1/2030	829,658 (a)
755,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	770,004 (a)
185,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	191,476 (a)
360,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 7/1/2028	352,458 (a)
INEOS Finance PLC
545,000	6.75%, due 5/15/2028	535,479 (a)
775,000	7.50%, due 4/15/2029	778,604 (a)
860,000	INEOS Quattro Finance 2 PLC, 9.63%, due 3/15/2029	908,479 (a)
NOVA Chemicals Corp.
636,000	5.25%, due 6/1/2027	598,289 (a)
230,000	8.50%, due 11/15/2028	241,748 (a)
Olympus Water U.S. Holding Corp.
305,000	7.13%, due 10/1/2027	308,864 (a)
700,000	4.25%, due 10/1/2028	630,774 (a)
575,000	9.75%, due 11/15/2028	610,143 (a)
470,000	6.25%, due 10/1/2029	423,573 (a)
680,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	632,256 (a)
990,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	950,175 (a)
SNF Group SACA
160,000	3.13%, due 3/15/2027	146,916 (a)
100,000	3.38%, due 3/15/2030	85,989 (a)
630,000	Tronox, Inc., 4.63%, due 3/15/2029	562,015 (a)
810,000	Vibrantz Technologies, Inc., 9.00%, due 2/15/2030	751,857 (a)
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Chemicals – cont'd
WR Grace Holdings LLC
$775,000	5.63%, due 8/15/2029	$694,012 (a)
210,000	7.38%, due 3/1/2031	212,869 (a)
11,800,392
Commercial Services 5.6%
ADT Security Corp.
30,000	4.13%, due 8/1/2029	27,118 (a)
310,000	4.88%, due 7/15/2032	275,930 (a)
795,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	796,756 (a)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
510,000	6.63%, due 7/15/2026	508,652 (a)
745,000	6.00%, due 6/1/2029	632,519 (a)
35,000	APi Group DE, Inc., 4.13%, due 7/15/2029	30,858 (a)
APX Group, Inc.
90,000	6.75%, due 2/15/2027	89,403 (a)
1,345,000	5.75%, due 7/15/2029	1,250,627 (a)
1,355,000	Boost Newco Borrower LLC, 7.50%, due 1/15/2031	1,398,485 (a)
895,000	Champions Financing, Inc., 8.75%, due 2/15/2029	914,622 (a)
Garda World Security Corp.
110,000	7.75%, due 2/15/2028	111,207 (a)
550,000	6.00%, due 6/1/2029	486,247 (a)
345,000	Herc Holdings, Inc., 5.50%, due 7/15/2027	335,082 (a)
1,525,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	1,439,410 (a)
435,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	424,959 (a)
United Rentals North America, Inc.
15,000	3.75%, due 1/15/2032	12,809
640,000	6.13%, due 3/15/2034	624,885 (a)
845,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	859,027 (a)
700,000	Williams Scotsman, Inc., 7.38%, due 10/1/2031	715,101 (a)
705,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	620,185 (a)
11,553,882
Computers 1.1%
705,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	640,810 (a)
155,000	ASGN, Inc., 4.63%, due 5/15/2028	144,647 (a)
725,000	McAfee Corp., 7.38%, due 2/15/2030	671,546 (a)
770,000	Presidio Holdings, Inc., 8.25%, due 2/1/2028	778,573 (a)
2,235,576
Cosmetics - Personal Care 0.6%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
310,000	4.75%, due 1/15/2029	288,975 (a)
910,000	6.63%, due 7/15/2030	910,548 (a)
1,199,523
Distribution - Wholesale 3.1%
670,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	652,122 (a)
885,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	870,601 (a)
515,000	H&E Equipment Services, Inc., 3.88%, due 12/15/2028	455,717 (a)
1,195,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	1,047,872 (a)
Ritchie Bros Holdings, Inc.
355,000	6.75%, due 3/15/2028	358,356 (a)
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Distribution - Wholesale – cont'd
$825,000	7.75%, due 3/15/2031	$855,626 (a)
975,000	Verde Purchaser LLC, 10.50%, due 11/30/2030	1,027,041 (a)
1,175,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,223,791 (a)
6,491,126
Diversified Financial Services 1.3%
185,000	Ally Financial, Inc., 5.75%, due 11/20/2025	183,490
350,000	GGAM Finance Ltd., 6.88%, due 4/15/2029	349,671 (a)
690,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	694,322 (a)
195,000	LPL Holdings, Inc., 4.00%, due 3/15/2029	176,818 (a)
OneMain Finance Corp.
175,000	7.13%, due 3/15/2026	176,593
555,000	6.63%, due 1/15/2028	553,230
415,000	3.88%, due 9/15/2028	365,289
130,000	9.00%, due 1/15/2029	136,288
2,635,701
Electric 4.6%
Calpine Corp.
260,000	5.13%, due 3/15/2028	246,627 (a)
30,000	4.63%, due 2/1/2029	27,557 (a)
715,000	5.00%, due 2/1/2031	647,911 (a)
665,000	Electricite de France SA, 9.13%, due 3/15/2033	722,092 (a)(g)(h)
1,005,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	831,718 (a)
NRG Energy, Inc.
1,255,000	10.25%, due 3/15/2028	1,353,038 (a)(g)(h)
60,000	5.25%, due 6/15/2029	56,748 (a)
550,000	3.63%, due 2/15/2031	465,612 (a)
760,000	TransAlta Corp., 7.75%, due 11/15/2029	777,854
940,000	Vistra Corp., 7.00%, due 12/15/2026	928,511 (a)(g)(h)
Vistra Operations Co. LLC
350,000	5.50%, due 9/1/2026	341,575 (a)
495,000	4.38%, due 5/1/2029	450,661 (a)
1,495,000	7.75%, due 10/15/2031	1,533,260 (a)
1,100,000	6.88%, due 4/15/2032	1,095,393 (a)
9,478,557
Electrical Components & Equipment 0.9%
270,000	Energizer Holdings, Inc., 4.75%, due 6/15/2028	245,326 (a)
625,000	EnerSys, 6.63%, due 1/15/2032	622,423 (a)
WESCO Distribution, Inc.
500,000	6.38%, due 3/15/2029	496,700 (a)
455,000	6.63%, due 3/15/2032	452,871 (a)
1,817,320
Electronics 1.7%
EquipmentShare.com, Inc.
1,295,000	9.00%, due 5/15/2028	1,329,421 (a)
175,000	8.63%, due 5/15/2032	178,048 (a)
1,425,000	Imola Merger Corp., 4.75%, due 5/15/2029	1,312,134 (a)
190,000	Sensata Technologies BV, 5.88%, due 9/1/2030	183,306 (a)
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Electronics – cont'd
$550,000	TTM Technologies, Inc., 4.00%, due 3/1/2029	$491,909 (a)
3,494,818
Engineering & Construction 1.7%
810,000	Artera Services LLC, 8.50%, due 2/15/2031	828,836 (a)
545,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	584,839 (a)
865,000	Global Infrastructure Solutions, Inc., 7.50%, due 4/15/2032	825,148 (a)
1,255,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	1,181,052 (a)
3,419,875
Entertainment 7.1%
775,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	788,578 (a)
640,000	Banijay Entertainment SASU, 8.13%, due 5/1/2029	654,840 (a)
Caesars Entertainment, Inc.
290,000	8.13%, due 7/1/2027	293,914 (a)
330,000	6.50%, due 2/15/2032	325,130 (a)
195,000	Cedar Fair LP, 5.25%, due 7/15/2029	182,042
500,000	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, due 10/1/2028	499,017
Churchill Downs, Inc.
335,000	4.75%, due 1/15/2028	316,512 (a)
990,000	6.75%, due 5/1/2031	982,822 (a)
120,000	International Game Technology PLC, 6.25%, due 1/15/2027	119,825 (a)
Light & Wonder International, Inc.
475,000	7.00%, due 5/15/2028	476,649 (a)
645,000	7.25%, due 11/15/2029	650,519 (a)
580,000	7.50%, due 9/1/2031	591,515 (a)
Live Nation Entertainment, Inc.
680,000	6.50%, due 5/15/2027	681,336 (a)
615,000	4.75%, due 10/15/2027	579,621 (a)
190,000	3.75%, due 1/15/2028	172,213 (a)
300,000	Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 2/15/2031	301,406 (a)
200,000	Merlin Entertainments Ltd., 5.75%, due 6/15/2026	197,628 (a)
515,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	469,781 (a)
610,000	Motion Bondco DAC, 6.63%, due 11/15/2027	588,345 (a)
Penn Entertainment, Inc.
270,000	5.63%, due 1/15/2027	256,592 (a)
520,000	4.13%, due 7/1/2029	435,567 (a)
500,000	Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, due 11/1/2026	475,322 (a)
1,175,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	1,111,582 (a)
1,875,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,728,876 (a)
Six Flags Entertainment Corp.
335,000	5.50%, due 4/15/2027	323,254 (a)
1,070,000	7.25%, due 5/15/2031	1,067,714 (a)
415,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, due 5/1/2032	413,345 (a)(d)
14,683,945
Environmental Control 1.1%
300,000	Enviri Corp., 5.75%, due 7/31/2027	280,578 (a)
GFL Environmental, Inc.
405,000	4.38%, due 8/15/2029	365,552 (a)
375,000	6.75%, due 1/15/2031	378,032 (a)
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Environmental Control – cont'd
Madison IAQ LLC
$100,000	4.13%, due 6/30/2028	$92,765 (a)
1,190,000	5.88%, due 6/30/2029	1,104,135 (a)
2,221,062
Food 2.0%
125,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, due 2/15/2028	122,496 (a)
Performance Food Group, Inc.
950,000	5.50%, due 10/15/2027	919,571 (a)
555,000	4.25%, due 8/1/2029	497,490 (a)
55,000	Post Holdings, Inc., 6.25%, due 2/15/2032	54,266 (a)
955,000	TreeHouse Foods, Inc., 4.00%, due 9/1/2028	845,598
U.S. Foods, Inc.
540,000	6.88%, due 9/15/2028	544,596 (a)
620,000	4.75%, due 2/15/2029	577,623 (a)
600,000	7.25%, due 1/15/2032	612,671 (a)
4,174,311
Food Service 0.2%
420,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	396,472 (a)
Forest Products & Paper 0.1%
325,000	Ahlstrom Holding 3 Oyj, 4.88%, due 2/4/2028	297,473 (a)
Healthcare - Products 1.8%
490,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	506,048 (a)
Medline Borrower LP
490,000	3.88%, due 4/1/2029	438,957 (a)
2,265,000	5.25%, due 10/1/2029	2,108,667 (a)
750,000	Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, due 4/1/2029	745,203 (a)
3,798,875
Healthcare - Services 5.9%
CHS/Community Health Systems, Inc.
635,000	5.63%, due 3/15/2027	581,432 (a)
97,000	8.00%, due 12/15/2027	94,943 (a)
40,000	6.00%, due 1/15/2029	34,898 (a)
500,000	5.25%, due 5/15/2030	408,793 (a)
480,000	4.75%, due 2/15/2031	374,659 (a)
400,000	10.88%, due 1/15/2032	409,510 (a)
DaVita, Inc.
270,000	4.63%, due 6/1/2030	236,556 (a)
555,000	3.75%, due 2/15/2031	456,694 (a)
Encompass Health Corp.
30,000	4.50%, due 2/1/2028	28,160
330,000	4.63%, due 4/1/2031	296,328
220,000	Fortrea Holdings, Inc., 7.50%, due 7/1/2030	221,919 (a)
370,000	HealthEquity, Inc., 4.50%, due 10/1/2029	337,005 (a)
405,000	Legacy LifePoint Health LLC, 4.38%, due 2/15/2027	379,287 (a)
LifePoint Health, Inc.
180,000	5.38%, due 1/15/2029	143,916 (a)
960,000	9.88%, due 8/15/2030	999,646 (a)
335,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, due 12/1/2026	333,549 (a)
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Healthcare - Services – cont'd
$605,000	Star Parent, Inc., 9.00%, due 10/1/2030	$632,861 (a)
1,070,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	1,068,539 (a)
785,000	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	869,388 (a)(f)
Tenet Healthcare Corp.
440,000	5.13%, due 11/1/2027	425,667
600,000	6.13%, due 10/1/2028	592,472
600,000	6.13%, due 6/15/2030	589,739
1,470,000	6.75%, due 5/15/2031	1,472,915 (a)
U.S. Acute Care Solutions LLC
490,000	6.38%, due 3/1/2026	496,125 (a)
675,000	9.75%, due 5/15/2029	661,928 (a)(d)
12,146,929
Holding Companies - Diversified 0.4%
790,000	Benteler International AG, 10.50%, due 5/15/2028	841,026 (a)
Home Builders 1.9%
630,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	622,709 (a)
910,000	KB Home, 7.25%, due 7/15/2030	931,510
Mattamy Group Corp.
160,000	5.25%, due 12/15/2027	153,186 (a)
225,000	4.63%, due 3/1/2030	201,488 (a)
Shea Homes LP/Shea Homes Funding Corp.
1,210,000	4.75%, due 2/15/2028	1,136,046
315,000	4.75%, due 4/1/2029	288,974
370,000	Taylor Morrison Communities, Inc., 5.13%, due 8/1/2030	344,534 (a)
215,000	Thor Industries, Inc., 4.00%, due 10/15/2029	185,886 (a)
30,000	Tri Pointe Homes, Inc., 5.25%, due 6/1/2027	28,876
3,893,209
Housewares 0.4%
Newell Brands, Inc.
485,000	5.70%, due 4/1/2026	477,266
310,000	6.88%, due 4/1/2036	270,620
747,886
Insurance 4.1%
800,000	Acrisure LLC/Acrisure Finance, Inc., 8.25%, due 2/1/2029	793,428 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
1,310,000	6.75%, due 10/15/2027	1,284,610 (a)
405,000	7.00%, due 1/15/2031	406,268 (a)
AmWINS Group, Inc.
300,000	6.38%, due 2/15/2029	296,368 (a)
135,000	4.88%, due 6/30/2029	122,726 (a)
AssuredPartners, Inc.
960,000	5.63%, due 1/15/2029	875,405 (a)
475,000	7.50%, due 2/15/2032	461,194 (a)
1,035,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	943,207 (a)
465,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	465,176 (a)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
355,000	7.25%, due 2/15/2031	350,463 (a)
190,000	8.13%, due 2/15/2032	186,986 (a)
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Insurance – cont'd
HUB International Ltd.
$955,000	7.25%, due 6/15/2030	$969,009 (a)
240,000	7.38%, due 1/31/2032	237,789 (a)
685,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	688,553 (a)
365,000	USI, Inc., 7.50%, due 1/15/2032	363,058 (a)
8,444,240
Internet 1.6%
Gen Digital, Inc.
390,000	6.75%, due 9/30/2027	391,451 (a)
470,000	7.13%, due 9/30/2030	474,849 (a)
645,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, due 12/1/2027	622,718 (a)
Match Group Holdings II LLC
250,000	4.63%, due 6/1/2028	230,898 (a)
180,000	4.13%, due 8/1/2030	155,881 (a)
395,000	Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 10.75%, due 6/1/2028	406,596 (a)
1,205,000	Ziff Davis, Inc., 4.63%, due 10/15/2030	1,048,095 (a)
3,330,488
Iron - Steel 1.0%
ATI, Inc.
160,000	5.88%, due 12/1/2027	156,721
30,000	4.88%, due 10/1/2029	27,934
530,000	7.25%, due 8/15/2030	542,179
Carpenter Technology Corp.
75,000	6.38%, due 7/15/2028	74,602
620,000	7.63%, due 3/15/2030	631,678
630,000	TMS International Corp., 6.25%, due 4/15/2029	580,585 (a)
2,013,699
Leisure Time 3.5%
30,000	Acushnet Co., 7.38%, due 10/15/2028	30,798 (a)
Carnival Corp.
610,000	7.63%, due 3/1/2026	613,784 (a)
390,000	7.00%, due 8/15/2029	400,363 (a)
1,295,000	Carnival Holdings Bermuda Ltd., 10.38%, due 5/1/2028	1,404,126 (a)
430,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	449,789 (a)
50,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	49,535 (a)
NCL Corp. Ltd.
145,000	5.88%, due 3/15/2026	142,074 (a)
710,000	5.88%, due 2/15/2027	693,577 (a)
485,000	8.13%, due 1/15/2029	505,098 (a)
200,000	NCL Finance Ltd., 6.13%, due 3/15/2028	195,156 (a)
Royal Caribbean Cruises Ltd.
455,000	5.50%, due 4/1/2028	442,882 (a)
585,000	9.25%, due 1/15/2029	624,755 (a)
Viking Cruises Ltd.
370,000	5.88%, due 9/15/2027	358,739 (a)
440,000	7.00%, due 2/15/2029	438,331 (a)
305,000	9.13%, due 7/15/2031	327,146 (a)
230,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	220,098 (a)
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Leisure Time – cont'd
$335,000	VOC Escrow Ltd., 5.00%, due 2/15/2028	$319,482 (a)
7,215,733
Lodging 0.3%
Station Casinos LLC
540,000	4.50%, due 2/15/2028	500,860 (a)
190,000	4.63%, due 12/1/2031	166,542 (a)
667,402
Machinery - Construction & Mining 0.6%
635,000	Manitowoc Co., Inc., 9.00%, due 4/1/2026	636,824 (a)
700,000	Terex Corp., 5.00%, due 5/15/2029	654,884 (a)
1,291,708
Machinery - Diversified 2.0%
555,000	ATS Corp., 4.13%, due 12/15/2028	498,939 (a)
Chart Industries, Inc.
1,675,000	7.50%, due 1/1/2030	1,713,199 (a)
95,000	9.50%, due 1/1/2031	101,983 (a)
125,000	Esab Corp., 6.25%, due 4/15/2029	124,531 (a)
845,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	864,928 (a)
595,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	583,147 (a)
265,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	253,490 (a)
4,140,217
Media 7.4%
Altice Financing SA
315,000	5.00%, due 1/15/2028	248,600 (a)
715,000	5.75%, due 8/15/2029	531,084 (a)
750,000	Cable One, Inc., 4.00%, due 11/15/2030	572,178 (a)
CCO Holdings LLC/CCO Holdings Capital Corp.
160,000	5.13%, due 5/1/2027	149,948 (a)
1,330,000	5.38%, due 6/1/2029	1,171,462 (a)
1,080,000	6.38%, due 9/1/2029	990,016 (a)
680,000	4.50%, due 8/15/2030	552,603 (a)
1,085,000	4.25%, due 2/1/2031	849,168 (a)
785,000	7.38%, due 3/1/2031	744,914 (a)
390,000	4.75%, due 2/1/2032	306,709 (a)
CSC Holdings LLC
510,000	5.50%, due 4/15/2027	418,104 (a)
355,000	5.38%, due 2/1/2028	272,360 (a)
325,000	7.50%, due 4/1/2028	175,838 (a)
440,000	11.25%, due 5/15/2028	389,195 (a)
725,000	11.75%, due 1/31/2029	644,108 (a)
345,000	6.50%, due 2/1/2029	257,308 (a)
585,000	4.13%, due 12/1/2030	371,605 (a)
690,000	4.63%, due 12/1/2030	299,483 (a)
325,000	5.00%, due 11/15/2031	138,340 (a)
DISH DBS Corp.
240,000	7.75%, due 7/1/2026	150,619
530,000	5.25%, due 12/1/2026	416,783 (a)
340,000	5.13%, due 6/1/2029	136,572
430,000	DISH Network Corp., 11.75%, due 11/15/2027	433,456 (a)
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Media – cont'd
McGraw-Hill Education, Inc.
$430,000	5.75%, due 8/1/2028	$398,770 (a)
795,000	8.00%, due 8/1/2029	730,202 (a)
325,000	Midcontinent Communications/Midcontinent Finance Corp., 5.38%, due 8/15/2027	310,258 (a)
Paramount Global
165,000	3.38%, due 2/15/2028	146,896
165,000	4.95%, due 1/15/2031	145,397
205,000	4.85%, due 7/1/2042	146,762
265,000	6.25%, due 2/28/2057	232,322 (g)
240,000	6.38%, due 3/30/2062	221,965 (g)
Sirius XM Radio, Inc.
660,000	5.50%, due 7/1/2029	612,637 (a)
190,000	4.13%, due 7/1/2030	161,131 (a)
690,000	3.88%, due 9/1/2031	554,920 (a)
920,000	Sunrise FinCo I BV, 4.88%, due 7/15/2031	801,108 (a)
270,000	Ziggo Bond Co. BV, 5.13%, due 2/28/2030	224,032 (a)
485,000	Ziggo BV, 4.88%, due 1/15/2030	424,397 (a)
15,331,250
Metal Fabricate - Hardware 0.3%
555,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	551,748 (a)
Mining 2.8%
320,000	Alcoa Nederland Holding BV, 7.13%, due 3/15/2031	323,682 (a)
Arsenal AIC Parent LLC
350,000	8.00%, due 10/1/2030	364,408 (a)
935,000	11.50%, due 10/1/2031	1,041,112 (a)
155,000	Constellium SE, 5.63%, due 6/15/2028	149,593 (a)
First Quantum Minerals Ltd.
395,000	9.38%, due 3/1/2029	408,104 (a)
350,000	8.63%, due 6/1/2031	338,764 (a)
FMG Resources August 2006 Pty. Ltd.
115,000	5.88%, due 4/15/2030	110,557 (a)
165,000	4.38%, due 4/1/2031	145,273 (a)
555,000	6.13%, due 4/15/2032	537,404 (a)
Hudbay Minerals, Inc.
935,000	4.50%, due 4/1/2026	904,280 (a)
600,000	6.13%, due 4/1/2029	587,306 (a)
335,000	Kaiser Aluminum Corp., 4.50%, due 6/1/2031	293,421 (a)
470,000	Novelis Corp., 4.75%, due 1/30/2030	430,060 (a)
240,000	Taseko Mines Ltd., 8.25%, due 5/1/2030	243,835 (a)
5,877,799
Miscellaneous Manufacturer 0.4%
305,000	Calderys Financing LLC, 11.25%, due 6/1/2028	323,842 (a)
580,000	Hillenbrand, Inc., 6.25%, due 2/15/2029	575,452
899,294
Oil & Gas 7.2%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
725,000	7.00%, due 11/1/2026	723,917 (a)
520,000	8.25%, due 12/31/2028	530,590 (a)
250,000	5.88%, due 6/30/2029	238,247 (a)
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas – cont'd
Borr IHC Ltd./Borr Finance LLC
$520,000	10.00%, due 11/15/2028	$537,536 (a)
500,000	10.38%, due 11/15/2030	519,264 (a)
400,000	Chesapeake Energy Corp., 6.75%, due 4/15/2029	399,690 (a)
Civitas Resources, Inc.
905,000	8.38%, due 7/1/2028	944,081 (a)
595,000	8.63%, due 11/1/2030	633,158 (a)
730,000	8.75%, due 7/1/2031	774,342 (a)
Comstock Resources, Inc.
1,012,000	6.75%, due 3/1/2029	963,537 (a)
1,095,000	5.88%, due 1/15/2030	997,295 (a)
570,000	Crescent Energy Finance LLC, 7.63%, due 4/1/2032	572,126 (a)
355,000	Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, due 10/1/2030	371,326 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
425,000	6.25%, due 11/1/2028	418,749 (a)
503,000	5.75%, due 2/1/2029	483,198 (a)
30,000	6.00%, due 4/15/2030	28,725 (a)
118,000	6.00%, due 2/1/2031	112,648 (a)
470,000	8.38%, due 11/1/2033	504,173 (a)
95,000	Nabors Industries Ltd., 7.50%, due 1/15/2028	90,074 (a)
Nabors Industries, Inc.
650,000	7.38%, due 5/15/2027	644,186 (a)
100,000	9.13%, due 1/31/2030	103,118 (a)
Northern Oil & Gas, Inc.
435,000	8.13%, due 3/1/2028	440,069 (a)
85,000	8.75%, due 6/15/2031	89,412 (a)
Permian Resources Operating LLC
250,000	5.38%, due 1/15/2026	247,045 (a)
685,000	5.88%, due 7/1/2029	665,723 (a)
595,000	7.00%, due 1/15/2032	606,552 (a)
1,150,000	Rockcliff Energy II LLC, 5.50%, due 10/15/2029	1,060,021 (a)
Sunoco LP
190,000	7.00%, due 5/1/2029	192,961 (a)
165,000	7.25%, due 5/1/2032	167,583 (a)
Transocean, Inc.
405,000	8.25%, due 5/15/2029	402,667 (a)
405,000	8.50%, due 5/15/2031	403,169 (a)
14,865,182
Oil & Gas Services 0.7%
855,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	858,336 (a)
535,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	531,579 (a)
1,389,915
Packaging & Containers 2.8%
440,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, due 9/1/2029	362,700 (a)
235,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, due 8/15/2026	195,839 (a)
175,000	Berry Global, Inc., 5.63%, due 7/15/2027	170,670 (a)
Mauser Packaging Solutions Holding Co.
825,000	7.88%, due 4/15/2027	840,469 (a)
1,030,000	9.25%, due 4/15/2027	1,009,375 (a)
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Packaging & Containers – cont'd
$655,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	$602,802 (a)
610,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/2027	565,955 (a)
565,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	611,424 (a)
Trivium Packaging Finance BV
570,000	5.50%, due 8/15/2026	560,165 (a)
765,000	8.50%, due 8/15/2027	757,551 (a)
5,676,950
Pharmaceuticals 0.9%
475,000	180 Medical, Inc., 3.88%, due 10/15/2029	420,567 (a)
Bausch Health Cos., Inc.
440,000	5.50%, due 11/1/2025	409,838 (a)
250,000	9.00%, due 12/15/2025	236,205 (a)
295,000	6.13%, due 2/1/2027	216,088 (a)
155,000	5.75%, due 8/15/2027	106,950 (a)
415,000	Teva Pharmaceutical Finance Netherlands III BV, 7.88%, due 9/15/2029	435,699
1,825,347
Pipelines 9.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
955,000	5.38%, due 6/15/2029	908,743 (a)
475,000	6.63%, due 2/1/2032	473,568 (a)
CQP Holdco LP/BIP-V Chinook Holdco LLC
890,000	5.50%, due 6/15/2031	817,854 (a)
510,000	7.50%, due 12/15/2033	513,131 (a)
1,205,000	DT Midstream, Inc., 4.13%, due 6/15/2029	1,092,174 (a)
EQM Midstream Partners LP
1,165,000	7.50%, due 6/1/2027	1,186,931 (a)
405,000	6.50%, due 7/1/2027	405,563 (a)
5,000	5.50%, due 7/15/2028	4,870
420,000	6.38%, due 4/1/2029	416,084 (a)
405,000	7.50%, due 6/1/2030	424,671 (a)
Genesis Energy LP/Genesis Energy Finance Corp.
30,000	6.25%, due 5/15/2026	29,744
890,000	7.75%, due 2/1/2028	889,799
580,000	8.25%, due 1/15/2029	588,180
255,000	8.88%, due 4/15/2030	263,875
Harvest Midstream I LP
735,000	7.50%, due 9/1/2028	737,014 (a)
275,000	7.50%, due 5/15/2032	275,341 (a)(d)
215,000	Hess Midstream Operations LP, 5.50%, due 10/15/2030	205,569 (a)
610,000	Howard Midstream Energy Partners LLC, 6.75%, due 1/15/2027	601,814 (a)
1,005,000	ITT Holdings LLC, 6.50%, due 8/1/2029	907,734 (a)
1,125,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	1,087,734 (a)
New Fortress Energy, Inc.
770,000	6.50%, due 9/30/2026	736,323 (a)
240,000	8.75%, due 3/15/2029	234,060 (a)
NGL Energy Operating LLC/NGL Energy Finance Corp.
265,000	8.13%, due 2/15/2029	269,219 (a)
285,000	8.38%, due 2/15/2032	289,603 (a)
NuStar Logistics LP
400,000	5.75%, due 10/1/2025	397,743
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
$305,000	6.00%, due 6/1/2026	$302,653
515,000	Prairie Acquiror LP, 9.00%, due 8/1/2029	526,026 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
1,000,000	6.00%, due 3/1/2027	974,071 (a)
455,000	7.38%, due 2/15/2029	455,499 (a)
160,000	6.00%, due 9/1/2031	148,548 (a)
Venture Global Calcasieu Pass LLC
580,000	3.88%, due 8/15/2029	512,449 (a)
400,000	4.13%, due 8/15/2031	349,109 (a)
Venture Global LNG, Inc.
665,000	8.13%, due 6/1/2028	679,941 (a)
775,000	9.50%, due 2/1/2029	833,018 (a)
255,000	8.38%, due 6/1/2031	261,684 (a)
235,000	9.88%, due 2/1/2032	250,770 (a)
19,051,109
Real Estate 1.0%
870,000	Cushman & Wakefield U.S. Borrower LLC, 8.88%, due 9/1/2031	902,758 (a)
915,000	Greystar Real Estate Partners LLC, 7.75%, due 9/1/2030	942,434 (a)
191,000	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, due 1/15/2029	133,321 (a)
1,978,513
Real Estate Investment Trusts 5.5%
715,000	Blackstone Mortgage Trust, Inc., 3.75%, due 1/15/2027	640,553 (a)
260,000	EPR Properties, 3.75%, due 8/15/2029	225,732
Iron Mountain, Inc.
500,000	5.25%, due 3/15/2028	478,404 (a)
245,000	5.00%, due 7/15/2028	230,884 (a)
375,000	4.88%, due 9/15/2029	346,037 (a)
35,000	5.63%, due 7/15/2032	32,395 (a)
MPT Operating Partnership LP/MPT Finance Corp.
780,000	5.25%, due 8/1/2026	710,441
660,000	5.00%, due 10/15/2027	539,854
790,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	673,872 (a)
1,000,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 5.88%, due 10/1/2028	967,810 (a)
RHP Hotel Properties LP/RHP Finance Corp.
515,000	7.25%, due 7/15/2028	522,984 (a)
30,000	4.50%, due 2/15/2029	27,595 (a)
650,000	6.50%, due 4/1/2032	637,040 (a)
1,020,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	884,645 (a)
Service Properties Trust
670,000	5.50%, due 12/15/2027	632,198
285,000	3.95%, due 1/15/2028	243,166
895,000	8.63%, due 11/15/2031	939,965 (a)
Starwood Property Trust, Inc.
570,000	4.38%, due 1/15/2027	527,879 (a)
550,000	7.25%, due 4/1/2029	542,573 (a)
1,165,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	1,208,606 (a)
455,000	XHR LP, 4.88%, due 6/1/2029	415,306 (a)
11,427,939
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Retail 4.5%
$415,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/2029	$375,249 (a)
655,000	Bath & Body Works, Inc., 6.63%, due 10/1/2030	654,511 (a)
1,000,146	Carvana Co., 9.00% Cash/12.00% PIK, due 12/1/2028	979,605 (a)(f)
495,000	Foundation Building Materials, Inc., 6.00%, due 3/1/2029	436,239 (a)
425,000	Gap, Inc., 3.63%, due 10/1/2029	359,618 (a)
820,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	757,491 (a)
LCM Investments Holdings II LLC
240,000	4.88%, due 5/1/2029	219,198 (a)
210,000	8.25%, due 8/1/2031	218,146 (a)
Macy's Retail Holdings LLC
355,000	5.88%, due 4/1/2029	342,281 (a)
105,000	5.88%, due 3/15/2030	100,085 (a)
330,000	6.13%, due 3/15/2032	312,153 (a)
435,000	4.50%, due 12/15/2034	370,721
135,000	5.13%, due 1/15/2042	113,642
Murphy Oil USA, Inc.
315,000	4.75%, due 9/15/2029	293,261
120,000	3.75%, due 2/15/2031	103,016 (a)
420,000	Nordstrom, Inc., 5.00%, due 1/15/2044	318,808
PetSmart, Inc./PetSmart Finance Corp.
435,000	4.75%, due 2/15/2028	401,439 (a)
905,000	7.75%, due 2/15/2029	860,188 (a)
Staples, Inc.
465,000	7.50%, due 4/15/2026	448,314 (a)
185,000	10.75%, due 4/15/2027	170,249 (a)
Walgreens Boots Alliance, Inc.
305,000	3.45%, due 6/1/2026	288,352
165,000	4.50%, due 11/18/2034	141,948
170,000	4.80%, due 11/18/2044	137,356
360,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	347,810 (a)
525,000	White Cap Parent LLC, 8.25% Cash/9.00% PIK, due 3/15/2026	525,202 (a)(f)
30,000	Yum! Brands, Inc., 4.75%, due 1/15/2030	28,075 (a)
9,302,957
Semiconductors 0.0%(e)
30,000	Amkor Technology, Inc., 6.63%, due 9/15/2027	29,954 (a)
Software 3.3%
2,165,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	1,949,035 (a)
200,000	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, due 6/15/2029	205,761 (a)
150,000	Central Parent, Inc./CDK Global, Inc., 7.25%, due 6/15/2029	151,642 (a)
Cloud Software Group, Inc.
635,000	6.50%, due 3/31/2029	602,268 (a)
625,000	9.00%, due 9/30/2029	601,409 (a)
410,000	Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 8.75%, due 5/1/2029	410,812 (a)(d)
105,000	Open Text Corp., 3.88%, due 12/1/2029	91,896 (a)
490,000	Open Text Holdings, Inc., 4.13%, due 2/15/2030	430,361 (a)
1,987,300	Rackspace Finance LLC, 3.50%, due 5/15/2028	943,769 (a)
1,330,000	UKG, Inc., 6.88%, due 2/1/2031	1,332,535 (a)
145,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, due 2/1/2029	127,985 (a)
6,847,473
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications 5.1%
$395,000	Altice France Holding SA, 6.00%, due 2/15/2028	$115,227 (a)
Altice France SA
1,495,000	8.13%, due 2/1/2027	1,125,529 (a)
1,055,000	5.50%, due 10/15/2029	690,271 (a)
190,000	Ciena Corp., 4.00%, due 1/31/2030	166,635 (a)
CommScope Technologies LLC
185,000	6.00%, due 6/15/2025	146,150 (a)
395,000	5.00%, due 3/15/2027	134,312 (a)
CommScope, Inc.
330,000	6.00%, due 3/1/2026	294,937 (a)
205,000	8.25%, due 3/1/2027	79,032 (a)
305,000	4.75%, due 9/1/2029	212,738 (a)
Frontier Communications Holdings LLC
305,000	5.88%, due 10/15/2027	292,543 (a)
325,000	5.00%, due 5/1/2028	298,996 (a)
1,185,000	5.88%, due 11/1/2029	989,388
895,000	8.75%, due 5/15/2030	911,226 (a)
290,000	8.75%, due 5/15/2030	295,258 (i)
Iliad Holding SASU
280,000	6.50%, due 10/15/2026	278,629 (a)
900,000	7.00%, due 10/15/2028	879,910 (a)
165,000	8.50%, due 4/15/2031	166,243 (j)
Level 3 Financing, Inc.
681,973	11.00%, due 11/15/2029	695,953 (a)
989,000	10.50%, due 5/15/2030	980,022 (a)
595,000	4.00%, due 4/15/2031	325,762 (a)
Telecom Italia Capital SA
145,000	7.20%, due 7/18/2036	131,348
145,000	7.72%, due 6/4/2038	134,814
140,000	U.S. Cellular Corp., 6.70%, due 12/15/2033	136,613
Viasat, Inc.
215,000	5.63%, due 4/15/2027	196,733 (a)
225,000	6.50%, due 7/15/2028	171,992 (a)
540,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	450,667 (a)
225,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	179,092 (a)
10,480,020
Transportation 0.7%
130,000	Genesee & Wyoming, Inc., 6.25%, due 4/15/2032	129,206 (a)
1,250,000	XPO, Inc., 7.13%, due 2/1/2032	1,257,253 (a)
1,386,459
Trucking & Leasing 0.7%
465,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	462,308 (a)(g)
930,000	Fortress Transportation & Infrastructure Investors LLC, 7.00%, due 5/1/2031	935,024 (a)
1,397,332
Total Corporate Bonds (Cost $265,944,293)		262,168,850
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Loan Assignments(b) 5.8%
Automotive 0.2%
$312,615	First Brands Group LLC, Second Lien Term Loan, (3 mo. USD Term SOFR + 8.50%), 14.14%, due 3/30/2028	$295,421 (k)
Business Equipment & Services 0.1%
150,000	Veritiv Corp., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 10.31%, due 11/30/2030	149,925
Commercial Services 0.1%
159,597	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR), due 4/11/2029	149,667 (j)(l)
Construction & Engineering 0.1%
	Groundworks LLC
245,198	Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.82%, due 3/14/2031	245,586
3,911	Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.82%, due 3/14/2031	3,917
		249,503
Containers & Glass Products 0.2%
347,375	Trident TPI Holdings, Inc., Term Loan B6, (3 mo. USD Term SOFR + 4.00%), 9.30%, due 9/15/2028	347,736
Diversified Insurance 0.1%
305,000	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.41%, due 10/1/2027	290,418
Electronics - Electrical 0.6%
294,247	Cloudera, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.17%, due 10/8/2028	292,653
455,077	Rackspace Technology Global, Inc., First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 11.55%, due 5/15/2028	453,370
565,000	VS Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.57%, due 4/14/2031	566,073
		1,312,096
Energy Equipment & Services 0.1%
180,000	PG Investment Co. 59 SARL, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.81%, due 3/26/2031	180,599
Health Care 0.9%
	Aveanna Healthcare LLC
478,773	Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.19%, due 7/17/2028	459,474
500,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.00%), 12.49%, due 12/10/2029	430,415
	National Mentor Holdings, Inc.
319,976	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 9.16% – 9.17%, due 3/2/2028	290,852 (m)
9,199	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 9.16%, due 3/2/2028	8,362
748,092	Parexel International Corp., First Lien Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 11/15/2028	750,044 (j)(l)
		1,939,147
Health Care Technology 0.6%
1,228,000	Cotiviti Corp., Term Loan B, due 2/21/2031	1,216,739 (j)(l)
Industrial Equipment 0.3%
677,604	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 11.57%, due 5/21/2029	672,949
Insurance 0.2%
375,000	Truist Insurance Holdings LLC, Second Lien Term Loan, (1 mo. USD Term SOFR), due 3/8/2032	378,049 (j)(l)
Life Sciences Tools & Services 0.4%
705,000	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.31%, due 9/27/2030	704,563
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas 0.4%
$295,000	Prairie ECI Acquiror LP, Term Loan, (1 mo. USD Term SOFR), due 8/1/2029	$295,074 (j)(l)
581,355	Waterbridge Midstream Operating LLC, Term Loan B, (3 mo. USD Term SOFR + 5.75%), 11.34%, due 6/22/2026	582,413
		877,487
Pipelines 0.5%
917,700	New Fortress Energy, Inc., Term Loan, (3 mo. USD Term SOFR + 5.00%), 10.33%, due 10/27/2028	921,307
Telecommunications 0.0%(e)
52,791	Lumen Technologies, Inc., Term Loan A, (1 mo. USD Term SOFR), due 6/1/2028	44,608 (j)(l)
Trading Companies & Distributors 0.2%
482,188	Fastlane Parent Co., Inc., Term Loan B, (1 mo. USD Term SOFR + 4.50%), 9.82%, due 9/29/2028	483,393
Utilities 0.8%
440,000	Calpine Corp., Term Loan B10, (1 mo. USD Term SOFR), due 1/31/2031	439,367 (j)(l)
	Lightstone Holdco LLC
1,269,109	Term Loan B, (3 mo. USD Term SOFR + 5.75%), 11.08%, due 1/29/2027	1,224,690
71,779	Term Loan C, (3 mo. USD Term SOFR + 5.75%), 11.08%, due 1/29/2027	69,267
		1,733,324
Total Loan Assignments (Cost $11,792,433)		11,946,931

Convertible Bonds 0.2%
Media 0.2%
612,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $613,749)	373,319
Number of Shares

Short-Term Investments 5.1%
Investment Companies 5.1%
10,536,983	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.25%(n) (Cost $10,536,983)	10,536,983
Total Investments 143.0% (Cost $298,424,580)		294,648,171
Liabilities Less Other Assets (23.6)%		(48,606,058)(o)
Liquidation Preference of Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance cost of $54,723) (19.4%)		(39,945,277)(p)
Net Assets Applicable to Common Stockholders 100.0%		$206,096,836

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2024, these securities amounted to $245,284,266, which represents 119.0% of net assets applicable to common stockholders of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2024 and changes periodically.
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
(c)
Security fair valued as of April 30, 2024 in accordance with procedures approved by the valuation designee.
Total value of all such securities at April 30, 2024 amounted to $2,750,008, which represents 1.3% of net assets applicable to common stockholders of the Fund.

(d)	When-issued security. Total value of all such securities at April 30, 2024 amounted to $4,761,954, which represents 2.3% of net assets applicable to common stockholders of the Fund.
(e)	Represents less than 0.05% of net assets applicable to common stockholders of the Fund.
(f)	Payment-in-kind (PIK) security.
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at April 30, 2024 amounted to $295,258, which represents 0.1% of net assets applicable to common stockholders of the Fund.

(j)	All or a portion of this security was purchased on a delayed delivery basis.
(k)	Value determined using significant unobservable inputs.
(l)	All or a portion of this security had not settled as of April 30, 2024 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(m)	The stated interest rates represent the range of rates at April 30, 2024 of the underlying contracts within the Loan Assignment.
(n)	Represents 7-day effective yield as of April 30, 2024.
(o)	As of April 30, 2024, the value of unfunded loan commitments was $41,283 for the Fund (see Note A of the Notes to Financial Statements).
(p)	Fair valued as of April 30, 2024 in accordance with procedures approved by the valuation designee.
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$243,175,989	118.0%
Canada	7,903,476	3.8%
Cayman Islands	6,070,332	2.9%
France	5,074,261	2.5%
United Kingdom	3,845,829	1.9%
Germany	2,867,958	1.4%
Netherlands	2,767,253	1.3%
Luxembourg	2,389,593	1.2%
Jersey	1,753,419	0.8%
Mexico	1,056,800	0.5%
Austria	841,026	0.4%
Ireland	811,979	0.4%
Australia	793,234	0.4%
Czech Republic	788,578	0.4%
Bermuda	750,008	0.4%
Zambia	746,868	0.4%
Switzerland	744,767	0.4%
Chile	730,484	0.4%
Israel	435,699	0.2%
Finland	297,473	0.1%
Italy	266,162	0.1%
Liquidation Preference of Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance cost of $54,723)	(39,945,277)	(19.4)%
Short-Term Investments and Other Liabilities—Net	(38,069,075)	(18.5)%
	$206,096,836	100.0%
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$1,048,329	$—	$1,048,329
Asset-Backed Securities	—	8,573,759	—	8,573,759
Corporate Bonds#	—	262,168,850	—	262,168,850
Loan Assignments
Automotive	—	—	295,421	295,421
Other Loan Assignments#	—	11,651,510	—	11,651,510
Total Loan Assignments	—	11,651,510	295,421	11,946,931
Convertible Bonds#	—	373,319	—	373,319
Short-Term Investments	—	10,536,983	—	10,536,983
Total Investments	$—	$294,352,750	$295,421	$294,648,171

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2024
Investments in Securities:
Loan Assignments(1)	$657	$—	$—	$(13)	$308	$—	$—	$(657)	$295	$(13)
Total	$657	$—	$—	$(13)	$308	$—	$—	$(657)	$295	$(13)
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s Mandatory Redeemable Preferred Shares as of April 30, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Mandatory Redeemable Preferred Shares(a)	$—	$(40,000,000)	$—	$(40,000,000)
Total Mandatory Redeemable Preferred Shares	$—	$(40,000,000)	$—	$(40,000,000)

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)
Neuberger Berman
High Yield Strategies Fund Inc.
April 30, 2024
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$294,648,171
Cash	577,239
Interest receivable	4,776,070
Receivable for securities sold	385,793
Receivable for Fund shares sold	226,342
Receivable for unfunded loan commitments (Note A)	271
Prepaid offering costs (Notes A & F)	155,518
Prepaid expenses and other assets	7,457
Total Assets	300,776,861
Liabilities
Loans payable (Note A)	45,000,000
Mandatory Redeemable Preferred Shares, Series D (net of unamortized deferred issuance cost of $54,723) ($100,000 liquidation preference per share; 400 shares issued and outstanding) (Note A)	39,945,277
Distributions payable—preferred shares	8,456
Distributions payable—common stock	34,666
Payable to investment manager (Note B)	142,786
Payable for securities purchased	9,120,284
Payable to administrator (Note B)	11,899
Payable to directors	3,220
Interest payable (Note A)	241,884
Other accrued expenses and payables	171,553
Total Liabilities	94,680,025
Net Assets applicable to Common Stockholders	$206,096,836
Net Assets applicable to Common Stockholders consist of:
Paid-in capital—common stock	$273,436,195
Total distributable earnings/(losses)	(67,339,359)
Net Assets applicable to Common Stockholders	$206,096,836
Shares of Common Stock Outstanding ($0.0001 par value; 992,396,700 shares authorized)	26,310,729
Net Asset Value Per Share of Common Stock Outstanding	$7.83
*Cost of Investments:
(a) Unaffiliated issuers	$298,424,580

See Notes to Financial Statements

Statement of Operations (Unaudited)
Neuberger Berman
High Yield Strategies Fund Inc.
For the Six Months Ended April 30, 2024
Investment Income:
Income (Note A):
Interest and other income—unaffiliated issuers	$11,572,098
Expenses:
Investment management fees (Note B)	892,140
Administration fees (Note B)	74,345
Audit fees	29,119
Basic maintenance (Note A)	6,216
Custodian and accounting fees	53,058
Insurance	3,906
Legal fees	89,470
Stockholder reports	16,192
Stock exchange listing fees	4,437
Stock transfer agent fees	50,018
Distributions to mandatory redeemable preferred shareholders and amortization of offering costs (Note A)	1,477,937
Directors' fees and expenses	31,014
Interest (Note A)	1,741,361
Miscellaneous and other fees	45,399
Total expenses	4,514,612
Net investment income/(loss)	$7,057,486
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(4,753,067)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	20,446,368
Unfunded commitments	271
Net gain/(loss) on investments	15,693,572
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	$22,751,058
See Notes to Financial Statements

Statements of Changes in Net Assets
Neuberger Berman
	High Yield Strategies Fund Inc.
	Six Months Ended	Fiscal Year Ended
	April 30, 2024 (Unaudited)	October 31, 2023
Increase/(Decrease) in Net Assets Applicable to Common Stockholders:
From Operations (Note A):
Net investment income/(loss)	$7,057,486	$11,376,437
Net realized gain/(loss) on investments	(4,753,067)	(16,365,994)
Change in net unrealized appreciation/(depreciation) of investments	20,446,639	8,707,079
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	22,751,058	3,717,522
Distributions to Common Stockholders From (Note A):
Distributable earnings	(14,098,447)	(12,132,482)
Tax return of capital	—	(11,327,347)
Total distributions to Common Stockholders	(14,098,447)	(23,459,829)
From Capital Share Transactions (Note D):
Proceeds from rights offering, net of offering costs (Note E)	—	45,768,023 (a)
Proceeds from at-the-market offering, net of offering costs (Note F)	2,922,474 (b)	64,244 (b)
Proceeds from reinvestment of dividends and distributions	93,245	59,733
Total net proceeds from capital share transactions	3,015,719	45,892,000
Net Increase/(Decrease) in Net Assets Applicable to Common Stockholders	11,668,330	26,149,693
Net Assets Applicable to Common Stockholders:
Beginning of period	194,428,506	168,278,813
End of period	$206,096,836	$194,428,506

(a)	Net of offering costs and related expenses of $2,360,101 for the year ended October 31, 2023.
(b)	Net of offering costs and related expenses of $7,320 for the six months ended April 30, 2024 and $214 for the year ended October 31, 2023.
See Notes to Financial Statements

Statement of Cash Flows (Unaudited)
Neuberger Berman
High Yield Strategies Fund Inc.
For the Six Months Ended April 30, 2024
Increase/(Decrease) in cash:
Cash flows from operating activities:
Net increase in net assets applicable to Common Stockholders resulting from operations	$22,751,058
Adjustments to reconcile net increase in net assets applicable to Common Stockholders resulting from operations to net cash provided by operating activities:
Changes in assets and liabilities:
Purchase of investment securities	(134,357,492)
Proceeds from disposition of investment securities	161,579,323
Purchase/sale of short-term investment securities, net	(9,377,790)
Decrease in prepaid offering costs	7,535
Decrease in interest receivable	1,431,265
Increase in receivable for Fund shares sold	(226,342)
Decrease in unamortized deferred issuance cost	13,169
Decrease in prepaid expenses and other assets	14,510
Decrease in receivable for securities sold	1,319,475
Decrease in distributions payable on preferred shares	(232,110)
Increase in payable for securities purchased	7,395,234
Decrease in interest payable	(144,097)
Net amortization/(accretion) of premium/(discount) on investments	(989,008)
Decrease in payable to investment manager	(15,727)
Decrease in payable to directors	(1,142)
Decrease in payable to administrator	(1,310)
Decrease in other accrued expenses and payables	(214,349)
Unrealized appreciation on investment securities of unaffiliated issuers	(20,446,368)
Unrealized appreciation unfunded loan commitments	(271)
Net realized loss from transactions in investment securities of unaffiliated issuers	4,753,067
Net cash provided by (used in) operating activities	$33,258,630
Cash flows from financing activities:
Cash distributions paid on common stock	(14,001,310)
Cash disbursement for loan borrowings	(21,000,000)
Net proceeds from at-the-market offering	2,922,474
Net cash provided by (used in) financing activities	$(32,078,836)
Net increase/(decrease) in cash and restricted cash	1,179,794
Cash:
Cash, foreign currency and restricted cash, if any, at beginning of period	(602,555)
Cash, foreign currency and restricted cash, if any, at end of period	$577,239
Supplemental disclosure
Cash paid for interest	$1,885,458
See Notes to Financial Statements

Notes to Financial Statements High Yield Strategies Fund Inc. (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman High Yield Strategies Fund Inc. (the "Fund") was organized as a Maryland corporation on March 18, 2010, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. Under the 1940 Act, the status of a fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund. The Fund is currently a diversified fund. The Fund’s Board of Directors (the "Board") may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of stockholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of the Fund's Mandatory Redeemable Preferred Shares is estimated to be their liquidation preference (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended April 30, 2024, was $83.
4
Income tax information: It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its stockholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to stockholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at April 30, 2024 was $298,810,698. The estimated gross unrealized appreciation was $3,723,883 and estimated gross unrealized depreciation was $7,886,410 resulting in net unrealized depreciation in value of investments of $4,162,527 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of common stock of the Fund. For the year ended October 31, 2023, the Fund recorded permanent reclassifications primarily related to non-deductible restructuring costs. For the year ended October 31, 2023, the Fund recorded the following permanent reclassifications:
Paid-in Capital	Total Distributable Earnings/(Losses)
$(109,433)	$109,433
The tax character of distributions paid during the years ended October 31, 2023, and October 31, 2022, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
2023	2022	2023	2022	2023	2022	2023	2022
$17,305,982	$15,880,233	$—	$—	$11,327,347	$4,737,698	$28,633,329	$20,617,931

As of October 31, 2023, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$—	$(24,608,895)	$(51,112,013)	$(271,062)	$(75,991,970)
The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and recognized on wash sales, timing differences of fund level distributions and amortization of bond premium.
To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2023, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
Capital Loss Carryforwards
Long-Term	Short-Term
$45,912,600	$5,199,413
5
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
6
Distributions to common stockholders: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare and pay monthly distributions to common stockholders. The Fund has adopted a policy to pay common stockholders a stable monthly distribution. The Fund’s ability to satisfy its policy will depend on a number of factors, including the amount and stability of income received from its investments, the availability of capital gains, distributions paid on any preferred shares, interest paid on any notes and the level of other Fund fees and expenses. In an effort to maintain a stable monthly distribution amount, the Fund may pay distributions consisting of net investment income, net realized gains and paid-in capital. There is no assurance that the Fund will always be able to pay distributions of a particular size, or that distributions will consist solely of net investment income and net realized capital gains. The composition of the Fund’s distributions for the calendar year 2024 will be reported to Fund stockholders on IRS Form 1099-DIV. The Fund may pay distributions in excess of those required by its stable distribution policy to avoid excise tax or to satisfy the requirements of Subchapter M of the U.S. Internal Revenue Code. Distributions to common stockholders are recorded on the ex-date. Net realized capital gains, if any, will be offset to the extent of any available capital loss carryforwards. Any such offset will not reduce the level of the stable distribution paid by the Fund. Distributions to preferred stockholders are accrued and determined as described in Note A-8.
On April 30, 2024, the Fund declared a monthly distribution to common stockholders in the amount of $0.0905 per share, payable on May 31, 2024 to stockholders of record on May 15, 2024, with an ex-date of May 14, 2024. Subsequent to April 30, 2024, the Fund declared a monthly distribution on May 31, 2024 to common stockholders in the amount of $0.0905 per share, payable on June 28, 2024 to stockholders of record on June 17, 2024, with an ex-date of June 17, 2024.
7
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies that are not directly attributable to a particular investment company (e.g., the Fund) are allocated among the Fund and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.
8
Financial leverage: In September 2013, the Fund issued privately placed notes ("2013 PNs") with an aggregate principal value of $90,000,000 and Mandatory Redeemable Preferred Shares, Series B with an aggregate liquidation preference of $35,000,000. In August 2020, the Fund issued Mandatory Redeemable Preferred Shares, Series C ("MRPS Series C") with an aggregate liquidation preference of $95,000,000. The Fund used the proceeds from the issuance of the MRPS Series C to repurchase the outstanding Mandatory Redeemable Preferred Shares, Series B and to prepay $60,000,000 of the aggregate principal balance of the 2013 PNs. In December 2020, in connection with the reduction in the Fund's asset level following the tender offer, the Fund prepaid $10,500,000 of the outstanding 2013 PNs and redeemed $19,000,000 of the MRPS Series C, reducing the 2013 PNs aggregate principal value to $19,500,000 and the MRPS Series C aggregate liquidation preference to $76,000,000. In June 2022, in connection with the increase in the Fund’s asset level following the rights offering (Note E), the Fund issued a privately placed note with a principal value of $26,500,000 ("2022 PN" and together with the 2013 PNs, "PNs"). The Fund has paid organizational expenses which were amortized over the life of the 2013 PNs and MRPS Series C and are included in "Interest" expense in the Statement of Operations.

In September 2023, the Fund refinanced its leverage by entering into a new $110,000,000 secured revolving debt financing facility (the “Facility”) and issuing new Mandatory Redeemable Preferred Shares, Series D ("MRPS Series D") with an aggregate liquidation preference of $40,000,000. As part of the leverage refinancing, the Fund repaid the previously outstanding PNs and redeemed the MRPS Series C. The MRPS Series D have a liquidation preference of $100,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon ("Liquidation Value"). Distributions on the MRPS Series D are accrued daily and paid monthly. Under the Facility, interest is charged on floating-rate loans based on an adjusted Overnight SOFR rate accrued daily and paid monthly. For financial reporting purposes only, the liquidation preference of the MRPS Series D is recognized as a liability in the Statement of Assets and Liabilities.
The Fund pays a commitment fee in arrears based on the unused portion of the revolving commitment amount under the Facility. The commitment fee is included in the Interest expense line item that is reflected in the Statement of Operations. Under the terms of the Facility, the Fund is also required to satisfy certain collateral requirements and maintain a certain level of net assets.
During the six months ended April 30, 2024, the average principal balance outstanding and average annualized interest rate under the Facility were $52,335,165 and 6.48%, respectively. At April 30, 2024, the principal balance under the Facility was $45.0 million. During the six months ended April 30, 2024, the average aggregate liquidation preference outstanding and average annualized distribution rate of the MRPS Series D were $40,000,000 and 7.09%, respectively.
The table below sets forth key terms of the MRPS Series D.
Series	Mandatory Redemption Date	Shares Outstanding	Aggregate Liquidation Preference
Series D	9/29/26	400	$40,000,000
The Fund may redeem the MRPS Series D in whole or in part, at its option after giving notice to the relevant holders of the MRPS Series D but may incur additional expenses if it chooses to do so. The Fund is also subject to certain restrictions relating to the MRPS Series D. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common stockholders or repurchasing shares of common stock and/or could trigger the mandatory redemption of the MRPS Series D at Liquidation Value plus certain expenses. The holders of the MRPS Series D are entitled to one vote per share and will vote with holders of shares of common stock as a single class, except that the holders of the MRPS Series D will vote separately as a class on certain matters, as required by law or the Fund’s organizational documents. The holders of the MRPS Series D, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay distributions on the MRPS Series D for two consecutive years.
9
Concentration of credit risk: The Fund will normally invest at least 80% of its total assets in high yield debt securities of U.S. and foreign issuers, which include securities that are rated below investment grade by a rating agency or are unrated debt securities determined to be of comparable quality by the Fund’s investment manager.
Due to the likelihood of volatility and potential illiquidity of the high yield securities in which the Fund invests and the real or perceived difficulty of issuers of those high yield securities to meet their payment obligations during economic downturns or because of negative business developments relating to the issuer or its industry in general, the value and/or price of the Fund’s shares of common stock may fluctuate more than would be the case if the Fund did not concentrate in high yield securities.
10
Reverse repurchase agreements: In a reverse repurchase agreement, the Fund sells portfolio securities to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the securities at an agreed-upon price and date, which reflects an interest payment to that party. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Reverse repurchase agreements involve the risk that the other party will fail to return the securities in a timely manner, or at all, which may result in losses to the Fund. The Fund could lose money if it is unable to recover the securities and the value of the cash collateral held by the Fund is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold will decline below the price at which the Fund is obligated to repurchase them. Reverse repurchase agreements may be viewed as a form of borrowing by the Fund. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. Management monitors the creditworthiness of counterparties to reverse repurchase agreements.
11
Derivative instruments: Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless the Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If the Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Interest rate swap contracts: Under the terms of the interest rate swaps, the Fund agrees to pay the swap counterparty a fixed-rate payment in exchange for the counterparty’s paying the Fund a variable-rate payment that is intended to approximate all or a portion of the Fund’s variable-rate payment obligations on the Fund’s outstanding financial leverage. The fixed-rate and variable rate payment flows are paid by one party to the other on a periodic basis and netted against each other when applicable. There is no guarantee that these interest rate swap transactions will be successful in reducing or limiting risk.
Risks may arise if the counterparty to a swap contract fails to comply with the terms of its contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Additionally, risks may arise if there is no liquid market for these agreements or from movements in interest rates unanticipated by Management.
Periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment or receivable streams on the swaps. The unrealized gains/losses associated with the periodic interim net interest payments or receipts are reclassified to realized gains/ losses in conjunction with the actual net receipt or payment of such amounts. The reclassifications do not impact the Fund’s total net assets applicable to common stockholders or its total net increase (decrease) in net assets applicable to common stockholders resulting from operations.
Certain clearinghouses currently offer clearing for limited types of derivative transactions. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty that is then cleared through a central clearinghouse. Upon acceptance of a swap by a central clearinghouse, the original swap is extinguished and replaced with a swap with the clearinghouse, thereby reducing or eliminating the Fund's exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of both initial and variation margin with the clearinghouse or at the instruction of the clearinghouse. The daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation and net interest receivable or payable on swap contracts to determine the fair value of swaps.
12
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net” and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities, at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended April 30, 2024, the Fund did not participate in securities lending.
13
When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
14
Indemnifications: Like many other companies, the Fund’s organizational documents provide that its officers ("Officers") and directors ("Directors") are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, both in some of its principal service contracts and in the normal course of its business, the Fund enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Fund’s maximum exposure under these arrangements is unknown as this could involve future claims against the Fund.
15
Arrangements with certain non-affiliated service providers: In order to satisfy rating agency requirements and the terms of the MRPS Series D, the Fund is required to provide the rating agency and holders of the MRPS Series D a report on a monthly basis verifying that the Fund is maintaining eligible assets having a discounted value equal to or greater than the basic maintenance amount, which is the minimum level set by the rating agency as one of the conditions to maintain the rating on the MRPS Series D. "Discounted value” refers to the fact that the rating agency requires the Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agency. The Fund pays State Street for the preparation of this report, which is reflected in the Statement of Operations under the caption "Basic maintenance (Note A).”
16
Shelf Registration Statement: The Fund has filed a registration statement with the SEC, which became effective on April 7, 2022, authorizing the Fund to issue additional shares of common stock through one or more offerings up to $109,000,000 (the "Shelf Registration Statement"). Under the Shelf Registration Statement, the Fund, subject to market conditions, may raise additional equity capital by issuing additional shares of common stock from time to time in varying amounts and by different offering methods. The Fund is not required to issue shares of its common stock pursuant to the Shelf Registration Statement and may choose not to do so. For the six months ended April 30, 2024 and the year ended October 31, 2023, the Fund sold and issued shares under the Shelf Registration Statement (Notes E & F).

17
Unfunded commitments: The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. As of April 30, 2024, the value of unfunded commitments was $41,283, pursuant to the following agreement:
Borrower	Principal Amount	Value
Groundworks LLC, Term Loan DD, (1 mo. USD Term SOFR + 0.50%), 0.50%, due 3/14/2031(a)	$41,217	$41,283

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of April 30, 2024.

Note B—Investment Management Fees, Administration Fees, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee computed at an annual rate of 0.60% of the Fund’s average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the liquidation preference of any MRPS Series D outstanding and principal balance under the Facility are not considered liabilities.
The Fund retains NBIA as its administrator under an Administration Agreement. The Fund pays NBIA an administration fee at an annual rate of 0.05% of its average daily Managed Assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
The Fund has entered into a Distribution Agreement with Neuberger Berman BD LLC ("NBBD"), an affiliate of NBIA, to provide for distribution of the Fund's shares of common stock on a reasonable best-efforts basis in connection with at-the-market ("ATM") offerings (the "Distribution Agreement"). Pursuant to the Distribution Agreement, NBBD as the distributor of the Fund's shares is entitled to receive a sales commission from the Fund of 1.00% of the gross sales price per share of common stock, a portion of which is re-allowed to sales agents. For the six months ended April 30, 2024, the sales commissions retained by NBBD amounted to $5,919.
Note C—Securities Transactions:
During the six months ended April 30, 2024, there were purchase and sale transactions of long-term securities of $133,355,261 and $159,516,827, respectively.
Note D—Capital:
Transactions in shares of common stock for the six months ended April 30, 2024 and the year ended October 31, 2023 were as follows:
For the Six Months Ended April 30, 2024
Stock Issued on Reinvestment of Dividends and Distributions	Stock Issued in Connection with ATM Offering (Note F)	Net Increase/ (Decrease) in Common Stock Outstanding
11,620	370,202	381,822

For the Year Ended October 31, 2023
Stock Issued on Reinvestment of Dividends and Distributions	Stock Issued in Connection with Rights Offering (Note E)	Stock Issued in Connection with ATM Offering (Note F)	Net Increase/ (Decrease) in Common Stock Outstanding
6,840	6,482,227	7,300	6,496,367
Note E—Common Stock Rights Offering:
On May 23, 2023 (the "Record Date"), the Fund commenced a transferable rights offering (the "2023 Offer") whereby the Fund issued one transferable right (a "Right") for each share of common stock of the Fund held by stockholders of record as of the Record Date. Pursuant to the 2023 Offer, holders of Rights were entitled to purchase shares of common stock by submitting three Rights and the subscription price per share for each share purchased. The 2023 Offer expired at 5:00 p.m. Eastern Time on June 21, 2023 (the "Expiration Date"). The final subscription price of $7.42 per share of common stock was equal to 89% of the Fund’s NAV per share of common stock at the close of trading on the NYSE American on the Expiration Date. The 2023 Offer, which was over-subscribed, resulted in the issuance of 6,482,227 shares of common stock and the gross proceeds of the 2023 Offer were approximately $48.1 million.
Note F—Common Stock At-The-Market Offering Program:
During the year ended October 31, 2023, the Fund sold 7,300 shares of common stock and received net proceeds of $64,244 in connection with ATM offerings made under the Fund's Shelf Registration Statement. During the six months ended April 30, 2024, the Fund sold 370,202 shares of common stock and received net proceeds of $2,922,474 in connection with ATM offerings made under the Fund's Shelf Registration Statement. Offering costs (other than the applicable sales commissions) incurred in connection with the ATM offering were borne directly by the Fund.
Note G—Recent Accounting Pronouncement:
In December 2022, the FASB issued Accounting Standards Update No. 2022-06, "Reference Rate Reform (Topic 848)" ("ASU 2022-06"), which is an update to Accounting Standards Update No. 2021-01,"Reference Rate Reform (Topic 848)" ("ASU 2021-01") and defers the sunset date for applying the reference rate reform relief in Topic 848. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the Fund's financial statements.
Note H—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights
High Yield Strategies Fund Inc.
The following table includes selected data for a common share outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.
	Six Months Ended April 30,	Year Ended October 31,
	2024 (Unaudited)	2023	2022	2021	2020	2019
Common Stock Net Asset Value, Beginning of Period	$7.50	$8.66	$12.35	$11.74	$12.67	$12.45
Income/(Loss) From Investment Operations Applicable to Common Stockholders:
Net Investment Income/(Loss)[a]	0.27	0.52	0.71	0.75	0.73	0.78
Net Gains or (Losses) on Securities (both realized and unrealized)	0.49	(0.36)	(3.00)	0.78	(0.57)	0.38
Total From Investment Operations Applicable to Common Stockholders	0.76	0.16	(2.29)	1.53	0.16	1.16
Less Distributions to Common Stockholders From:
Net Investment Income	(0.54)	(0.57)	(0.81)	(0.77)	(0.77)	(0.82)
Tax Return of Capital	—	(0.52)	(0.28)	(0.32)	(0.32)	(0.12)
Total Distributions to Common Stockholders	(0.54)	(1.09)	(1.09)	(1.09)	(1.09)	(0.94)
Accretive Effect of Common Stock Tender Offers	—	—	—	0.17 [b]	—	—
Dilutive Effect of Rights Offering	—	(0.23)[c]	(0.31)[d]	—	—	—
Premium from shares of Common Stock sold through ATM offering	0.11 [e]	0.00 [f]	—	—	—	—
Common Stock Net Asset Value, End of Period	$7.83	$7.50	$8.66	$12.35	$11.74	$12.67
Common Stock Market Value, End of Period	$7.90	$7.04	$8.21	$13.16	$10.75	$11.93
Total Return, Common Stock Net Asset Value[g]	11.81%[h,i]	(1.00)%[h]	(21.70)%	14.81%[h]	2.28%	10.43%
Total Return, Common Stock Market Value[g]	20.18%[h,i]	(1.98)%[h]	(30.34)%	33.61%[h]	(0.53)%	25.32%
Supplemental Data/Ratios
Net Assets Applicable to Common Stockholders, End of Period (in millions)	$206.1	$194.4	$168.3	$181.1	$229.3	$247.5
Preferred Stock Outstanding, End of Period (in millions)[j]	$40.0	$40.0	$76.0	$76.0	$95.0	$35.0
Preferred Stock Liquidation Value Per Share[j]	$100,000	$100,000	$12.5	$12.5	$12.5	$25,000
See Notes to Financial Highlights

Financial Highlights  (cont’d)
	Six Months Ended April 30,	Year Ended October 31,
	2024 (Unaudited)	2023	2022	2021	2020	2019
Ratios are Calculated Using Average Net Assets Applicable to Common Stockholders
Ratio of Gross Expenses[k]	4.40%[l]	6.08%[m]	3.37%	2.55%	3.17%	3.52%
Ratio of Net Expenses[k]	4.40%[l]	6.08%[m]	3.37%	2.55%	3.17%	3.52%
Ratio of Net Investment Income/(Loss) Excluding Preferred Stock Distributions	6.87%[l]	6.30%	6.90%	5.96%	6.21%	6.20%
Portfolio Turnover Rate	46%[i]	78%	52%	66%	102%	89%
Asset Coverage Per Share of Preferred Stock, End of Period[n]	$615,126 [o]	$586,503 [o]	$40	$42	$43	$201,899
Notes Payable (in millions)[p]	$—	$—	$45.9	$19.3	$29.6	$89.9
Asset Coverage Per $1,000 of Notes Payable[q]	$—	$—	$6,348	$14,374	$11,969	$4,147
Loans Payable (in millions)	$45.0	$66.0	$—	$—	$—	$—
Asset Coverage Per $1,000 of Loans Payable[r]	$6,473	$4,560	$—	$—	$—	$—

See Notes to Financial Highlights

Notes to Financial Highlights High Yield Strategies Fund Inc. (Unaudited)

a	Calculated based on the average number of shares of common stock outstanding during each fiscal period.
b
During the year ended October 31, 2021, the Fund conducted a tender offer and repurchased 25% of its outstanding shares of common stock at a price equal to 96% of the Fund’s NAV per share. The final payment for the tender offer was made at $12.03 per share representing 96% of the Fund's NAV per share on December 10, 2020.

c
During the year ended October 31, 2023, the Fund conducted a rights offering and issued 6,482,227 shares of common stock. The final subscription price for the rights offering was $7.42 per share representing 89%
of the Fund's NAV per share on June 21, 2023.

d
During the year ended October 31, 2022, the Fund conducted a rights offering and issued 4,763,981 shares of common stock. The final subscription price for the rights offering was $8.60 per share representing 87%
of the Fund's NAV per share on May 17, 2022.

e	During the six months ended April 30, 2024, the Fund issued 370,202 shares of common stock through the ATM offering.
f	During the year ended October 31, 2023, the Fund issued 7,300 shares of common stock through the ATM offering.
g
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Total return based on per share market value assumes the purchase of shares of common stock at the market price on the first day and sale of common stock at the market price on the last day of the period indicated. Distributions, if any, are assumed to be reinvested at prices obtained under the
Fund's distribution reinvestment plan. Results represent past performance and do not indicate future results.
Current returns may be lower or higher than the performance data quoted. Investment returns will fluctuate and shares of common stock, when sold, may be worth more or less than original cost.

h
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total return for the six months ended April 30, 2024.  The class action proceeds received in 2023 and 2021 had no impact on the Fund's total returns for the years ended October 31, 2023 and 2021, respectively.

i	Not annualized.
j
From September 18, 2013 to August 4, 2020, the Fund had 1,400 Mandatory Redeemable Preferred
Shares, Series B outstanding. From August 5, 2020 to December 13, 2020, the Fund had 7,600,000 MRPS
Series C outstanding. From December 14, 2020 to September 17, 2023, the Fund had 6,080,000 MRPS
Series C outstanding. Effective September 29, 2023, the Fund has 400 MRPS Series D outstanding (see
Note A of Notes to Financial Statements).

k
Distributions to mandatory redeemable preferred stockholders and interest expense is included in expense ratios. The annualized ratios of distributions to mandatory redeemable preferred stockholders and interest expense to average net assets applicable to common stockholders were:

	Six Months Ended April 30,	Year Ended October 31,
	2024	2023	2022	2021	2020	2019
Distributions to mandatory redeemable preferred stockholders	1.37%	2.87%	1.47%	0.15%	0.71%	0.71%
Interest	1.70%	1.71%	0.51%	0.95%	0.89%	1.38%

l	Annualized.
m	Includes interest expense on reverse repurchase agreements of 0.03% for the year ended October 31, 2023.
n
Calculated by subtracting the Fund's total liabilities (excluding the liquidation preference of mandatory redeemable preferred shares and accumulated unpaid distributions on mandatory redeemable preferred shares) from the Fund's total assets and dividing by the number of mandatory redeemable preferred shares outstanding.

Notes to Financial Highlights High Yield Strategies Fund Inc. (Unaudited)  (cont’d)
o	Net of unamortized deferred issuance costs. The unamortized deferred issuance costs for the six months ended April 30, 2024 and the year ended October 31, 2023 were $54,723 and $67,892, respectively.
p	Net of unamortized deferred issuance costs. The unamortized deferred issuance costs were:

Year Ended October 31,
2022	2021	2020	2019
$107,325	$243,416	$379,506	$88,436

q
Calculated by subtracting the Fund’s total liabilities (excluding the liquidation preference of mandatory redeemable preferred shares, the outstanding principal of the PNs and accumulated unpaid liabilities on the
PNs and the mandatory redeemable preferred shares) from the Fund’s total assets and dividing by the outstanding Notes Payable balance.

r
Calculated by subtracting the Fund’s total liabilities (excluding the liquidation preference of mandatory redeemable preferred shares, the outstanding principal of the loans payable and accumulated unpaid liabilities on the loans payable and the mandatory redeemable preferred shares) from the Fund’s total assets and dividing by the outstanding Loans Payable balance.

Distribution Reinvestment Plan for the Fund
Equiniti Trust Company, LLC (the "Plan Agent") will act as Plan Agent for stockholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Distribution Reinvestment Plan ("Plan") in the same name as their then-current shares of the Fund’s common stock ("Shares") are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.
Whenever the Fund declares a dividend or distribution with respect to the Shares, each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant’s account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant’s account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant’s account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then-current market price per Share on the payment date.
Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant’s Shares (less their pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant’s account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.
For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.
Open-market purchases provided for above may be made on any securities exchange where the Fund’s Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant’s uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant’s account. For the purpose of cash investments, the Plan Agent may commingle each Participant’s funds with those of other stockholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.
The Plan Agent may hold each Participant’s Shares acquired pursuant to the Plan together with the Shares of other stockholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent’s name or that of the Plan Agent’s nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.
The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the pro rata expense of any sale required to make such an adjustment.
Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its stockholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.
The Plan Agent’s service fee for handling capital gains and other distributions or income dividends will be paid by the Fund. Participants will be charged their pro rata share of brokerage commissions on all open-market purchases.
Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant’s notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.
These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant’s account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.
The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent’s negligence, bad faith, or willful misconduct or that of its employees. These terms and conditions are governed by the laws of the State of Maryland.
Reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions — i.e., reinvestment in additional Shares does not relieve stockholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions. Participants should contact their tax professionals for information on how the Plan impacts their personal tax situation. For additional information about the Plan, please contact the Plan Agent by telephone at 1-866-227-2136 or by mail at P.O. Box 500, Newark, NJ 07101 or online at https://equiniti.com/us/ast-access/individuals.

Directory
Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
877.461.1899
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC
48 Wall Street, Floor 23
New York, NY 10005
Shareholder Services 866.227.2136
Plan Agent
Equiniti Trust Company, LLC
P.O. Box 500
Newark, NJ 07101

Overnight correspondence should be sent to:
Equiniti Trust Company, LLC
55 Challenger Road 2nd Floor
Ridgefield Park, NJ 07660
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge upon request, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.
Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The portfolio holdings information on Forms N-PORT are available upon request, without charge, by calling 800-877-9700 (toll-free).

FACTS	WHAT DOES NEUBERGER BERMAN DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■  Social Security numbers, dates of birth and other numerical identifiers
■  Names and addresses
■  Driver’s licenses, passports and other identification documents
■  Usernames and passwords
■  Internet protocol addresses and other network activity information
■  Income, credit history, credit scores, assets, transaction history and other financial information

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Neuberger Berman chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Neuberger Berman share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our Affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our Affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For Nonaffiliates to market to you	No	We don’t share

Questions?	Call 646.497.4003 or 866.483.1046 (toll-free) Email NBPrivacyOfficer@nb.com or go to www.nb.com
This is not part of the Fund's stockholder report.

Who we are?
Who is providing this notice?	Entities within the Neuberger Berman family of companies, mutual funds, and private investment funds.

What we do?
How does Neuberger Berman protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law and include physical, electronic and procedural safeguards.
How does Neuberger Berman collect my personal information?
We collect your personal information directly from you or your representatives, for example, when you
■  seek advice about your investments
■  give us your contact or income information
■  provide account information or open an account
■  direct us to buy or sell securities, or complete other
transactions
■  visit one of our websites, portals or other online locations
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only:
■  sharing with Affiliates’ for everyday business
purposes—information about your creditworthiness
■  Affiliates from using your information to market to you
■  sharing with Nonaffiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and nonfinancial companies.
■  Our affiliates include, but are not limited to, companies with a
Neuberger Berman name; financial companies, such as
investment advisers or broker dealers; mutual funds, and
private investment funds.

Nonaffiliates
Companies not related by common ownership or control. They
can be financial and nonfinancial companies.
■  Nonaffiliates we share with can include companies that
perform administrative services on our behalf (such as
vendors that provide data processing, transaction processing, and printing services) or other companies such as brokers,
dealers, or counterparties in connection with servicing your account.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Neuberger Berman doesn’t jointly market.
This is not part of the Fund's stockholder report.

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Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Internal Sales & Services
877.461.1899
www.nb.com
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of stockholders and is not an offer for shares of the Fund.

H0547  06/24

(b)	Not applicable to the Registrant.

Item 2.  Code of Ethics.

The Board of Directors (“Board”) of Neuberger Berman High Yield Strategies Fund Inc. (“Registrant” or “Fund”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Real Estate Securities Income Fund Inc.’s Form N-CSRS, Investment Company Act file number 811-21421 (filed June 26, 2023). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	Not applicable to the Registrant.

Item 6.  Investments.

(a)	The complete schedule of investments for the Registrant is disclosed in the Registrant’s semi-annual report, which is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Reserved.

Item 8. Reserved.

Item 9. Reserved.

Item 10. Reserved.

Item 11. Reserved.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports on Form N-CSR.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No reportable purchases for the period covered by this report.

Item 15.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which stockholders may recommend nominees to the Board.

Item 16.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	The Fund did not engage in any securities lending activity during its most recent fiscal year.

(b)	The Fund did not engage in any securities lending activity and no services were provided by the securities lending agent to the Fund during its most recent fiscal year.

Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Real Estate Securities Income Fund Inc.’s Form N-CSRS, Investment Company Act file number 811-21421 (filed June 26, 2023).
(a)(2)	Not applicable to the Registrant.
(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(4)	Not applicable to the Registrant.
(a)(5)	Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman High Yield Strategies Fund Inc.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: July 2, 2024

By: /s/ John M. McGovern
      John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 2, 2024